Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 16, 2018	Apr. 30, 2016	Apr. 30, 2019	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2020	Apr. 30, 2018	Apr. 30, 2021	Apr. 30, 2019	Apr. 30, 2022	Apr. 30, 2020	Apr. 30, 2023	Apr. 30, 2021	Apr. 30, 2024	Apr. 30, 2022	Apr. 30, 2025	Apr. 30, 2023	Apr. 30, 2026	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000112720
Account Value [Line Items]
Line Graph and Table Measure Name				Eagle Energy Infrastructure Fund
Accumulated Value		$ 9,424			$ 11,555		$ 10,040		$ 10,303		$ 6,175		$ 9,187		$ 13,137		$ 14,716		$ 18,719	$ 23,410	$ 31,626
C000124015
Account Value [Line Items]
Line Graph and Table Measure Name				Eagle Energy Infrastructure Fund
Accumulated Value		10,000			12,190		10,494		10,702		6,357		9,395		13,326		14,822		18,707	23,235	31,163
C000112721
Account Value [Line Items]
Line Graph and Table Measure Name				Eagle Energy Infrastructure Fund
Accumulated Value		100,000			122,899		106,934		110,168		66,126		98,645		141,406		158,793		202,489	254,037	343,963
C000203318
Account Value [Line Items]
Line Graph and Table Measure Name				Eagle Energy Infrastructure Fund
Accumulated Value	$ 10,000		$ 9,310			$ 5,594		$ 8,352		$ 11,992		$ 13,494		$ 17,234		$ 21,635		$ 29,353
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name				Alerian MLP Index Trust
Accumulated Value		10,000			11,408		9,985		10,491		6,212		9,037		11,508		13,438		18,069	20,509	26,767
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name				Alerian MLP Index Trust
Accumulated Value		10,000			11,408		9,985		10,491		6,212		9,037		11,508		13,438		18,069	20,509	26,767
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name				Alerian MLP Index Trust
Accumulated Value		100,000			114,081		99,845		104,913		62,123		90,373		115,075		134,382		180,689	205,087	267,670
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name				Alerian MLP Index Trust
Accumulated Value	10,000		9,235			5,468		7,955		10,129		11,829		15,905		18,053		23,561
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,792		13,356		15,158		15,289		22,320		22,367		22,963		28,167	31,574	41,379
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,792		13,356		15,158		15,289		22,320		22,367		22,963		28,167	31,574	41,379
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 100,000			$ 117,918		$ 133,562		$ 151,585		$ 152,893		$ 223,196		$ 223,672		$ 229,631		$ 281,669	$ 315,741	$ 413,787
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 10,512			$ 10,603		$ 15,479		$ 15,512		$ 15,925		$ 19,534		$ 21,896		$ 28,696